Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principle of consolidation

Principle of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, useful lives for property and equipment, impairment of long-live assets, determination of incremental borrowing rate for lease, research and development expense recognition, other contingency liabilities, and valuation allowance for deferred income tax assets. Management evaluates the estimates based on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Accordingly, actual results could differ from those estimates.

Risk and uncertainties

Risk and uncertainties

The product candidates developed by the Group require approvals from the US FDA or foreign regulatory agencies prior to commercial sales. There can be no assurance that the Group’s current and future product candidates will receive the necessary approvals or be commercially successful. If the approval is denied or delayed, it will have a material adverse impact on the business and consolidated financial statements of the Group.

Generally, the industry in which the Group operates subjects the Group to a number of other risks and uncertainties that can affect its operating results and financial condition. Such factors include, but are not limited to: the timing, costs and results of clinical trials and other development activities versus expectations; the ability to manufacture products successfully; competition from products sold or being developed by other companies; the price of, and demand for products once approved; the ability to negotiate favorable licensing or other manufacturing and marketing agreements for its products.

Emerging Growth Company Status

Emerging Growth Company Status

The Group is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart The Company’s Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Group has elected not to opt out of such extended transition periods which means that when a standard is issued or revised and it has different application dates for public or private companies, the Group, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Group’s consolidated financial statements with another public company difficult because of the potential differences in accounting standards used.

Fair value measurements

Fair value measurements

The Group applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 requires disclosures to be provided for fair value measurements. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	—	Observable inputs such as quoted prices for identical instruments in active markets;
Level 2	—	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;
Level 3	—	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities.

The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amount of the Group’s financial instruments, including cash, short-term bank loans, notes and accounts payable, other current liabilities due to related parties, approximates fair value due to the short-term maturity of the instruments. The Group’s long-term liabilities approximate their fair values as they contain interest rates that vary according to market interest rates.

Cash	Cash Cash consists of cash and demand deposits placed with banks. All cash is unrestricted to withdrawal and use.
Restricted cash

Restricted cash

Restricted cash mainly consists of the bank deposits held as collateral for the credit of a business credit card and bank deposits with time deposits having original maturities of more than three months.

Short-term investments

Short-term investments

The short-term investments consist of U.S. Treasury Bills with contractual maturities of 12 months or less. The Group classifies these investments as available-for-sale. These investments are stated at fair value within current assets. Unrealized gains and losses on investment are recorded within accumulated other comprehensive income.

Property and equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Significant additions, renewals and betterments are capitalized, while maintenance and repairs are expenses as incurred. Depreciation is computed on a straight-line basis over estimated useful lives that range as follows:

Useful life
Buildings	50 years
Building improvements	3 to 15 years
Laboratory equipment	3 to 5 years
Transportation equipment	5 years
Office equipment	2 to 8 years
Other equipment	2 to 10 years
Leasehold improvements	the shorter of the estimated useful life or the lease term, which is 3 to 5 years

Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations and comprehensive loss.

Leases

Leases

The Group determines if an arrangement is a lease at inception. The Group classifies the lease as a finance lease if it meets certain criteria or as an operating lease when it does not. The Group leases several properties for offices, research and development centers, and manufacturing factories in mainland China and Taiwan, which are all classified as operating leases with fixed lease payments, as contractually stated in the lease agreements. The Group’s leases do not contain any material residual value guarantees or material restrictive covenants.

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a right-of-use (“ROU”) asset representing the right to use the underlying asset during the lease term. The lease liability is initially measured as the present value of the future fixed lease payments that will be made over the lease term. The future fixed lease payments are discounted using the rate implicit in the lease, if available, or the incremental borrowing rate (“IBR”) based on the information available at the commencement date of the lease. The Group has elected not to record leases with an initial term of 12 months or less on the consolidated balance sheets.

The ROU asset is measured at the amount of the lease liability with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred by the Group and lease incentives. Under ASC 842, land use rights agreements are also considered to be operating lease contracts. The Group will evaluate the carrying value of ROU assets if there are indicators of impairment and review the recoverability of the related asset group. If the carrying value of the asset group is determined to not be recoverable and is in excess of the estimated fair value, the Group will record an impairment loss in other expenses in the consolidated statements of operations. ROU assets for operating leases are included in operating lease right-of-use assets in the consolidated balance sheets.

Operating leases are included in operating lease right-of-use assets and operating lease liabilities in the consolidated balance sheets. Operating lease liabilities that become due within one year of the balance sheet date are classified as current operating lease liabilities.

Lease expense is recognized on a straight-line basis over the lease term.

In addition, IB, the Company’s subsidiary, acquired land use rights from the Bureau of Natural Resources and Planning in Taizhou, China (“Taizhou Resources Bureau”) in December 2019 for 50 years and paid RMB 16,494 thousand ($2,528). All land in mainland China is owned by the China government. The China government may sell land use rights for a specified period of time. The purchase price of land use rights represents the operating lease prepayments for the rights to use the land in mainland China under ASC 842 and is recorded as operating ROU assets on the consolidated balance sheets, which is amortized over the lease term.

Restricted asset

Restricted asset

Restricted asset mainly consists of the land use rights from the Taizhou Resources Bureau have been seized by the Taizhou Intermediate People’s Court as asset preservation for the Taizhou Bay New District Administrative Committee. See Note 18 — Commitments and Contingencies for further detail.

Intangible assets

Intangible assets

Intangible assets consist of costs incurred to acquire computer software, which are considered finite live assets and recorded at cost less accumulated amortization and accumulated impairment. Amortization is recorded using the straight-line basis over estimated useful lives that range from 3 years.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets, including finite-lived intangible assets, whenever events or changes in circumstances indicate the carrying value may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available. The adjusted carrying amount of the assets becomes a new cost basis and is depreciated over the assets’ remaining useful lives. No impairment loss was recorded for the years ended December 31, 2023, 2024, and 2025.

Deferred offering costs

Deferred offering costs

Deferred offering costs consist of underwriting, legal, accounting and other expenditures incurred through the balance sheet date that are directly related to the Company’s initial public offering and that will be charged to shareholder’s deficit upon the completion of the initial public offering. Should the initial public offering prove to be unsuccessful, the deferred offering costs, will be charged to operating expense in the consolidated statement of operations and comprehensive loss. As of December 31, 2024 and 2025, the Company recorded $934 and nil of offering costs, respectively. Total deferred offering cost of $1,048 reclassified to additional paid-in capital upon the completion of IPO in June 2025.

Guarantee liabilities

Guarantee liabilities

The Company provided a joint and several guarantee for the performance of buyback shares obligation of the certain shareholders who transferred some of their shares in the Company to others. The guarantee of buyback shares obligation falls within the scope of ASC 460-10-15-4(b). The guarantee liability is recognized at the fair value at the inception of the guarantee and subsequently remeasured at each reporting period. Changes in the fair value of the guarantee liability are recorded as changes in guarantee liabilities in the consolidated statements of operations and comprehensive loss. When the Company settles the guarantee liability through the performance of the guarantee by making requisite payments to buy back shares, the Company records a corresponding deduction to the guarantee liability. When the Company is released from the guarantee obligation due to the buyback of shares performed by certain shareholders, it is recognized as a reversal of the deduction to the guarantee liability. See Commitment with the Taizhou Company in Note 18 — Commitments and Contingencies for further detail.

Loss contingencies

Loss contingencies

The Group is subject to certain legal proceedings and contingencies in addition to those related to guarantee liabilities discussed above in this Note, the outcome of which are subject to significant uncertainty. The Group accrues for estimated losses if it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Group uses judgment and evaluates whether a loss contingency arising from litigation or an unasserted claim should be disclosed or recorded. The outcome of legal proceedings and other contingencies is inherently uncertain and often difficult to estimate. Accrued legal contingencies are reported within other current liabilities or other non-current liabilities in the consolidated balance sheets based on the period in which the Group expects the contingency to be settled.

Segment reporting

Segment reporting

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. The Group operates and manages its business as a single segment—in the research and development of novel therapeutics targeting significant unmet needs. Refer to Note 19 — Segment Reporting for the Group’s segment reporting disclosure.

Research and development expenses

Research and development expenses

Research and development expenses primarily include (1) payroll and other related costs of personnel engaged in research and development activities, (2) costs related to preclinical testing of the Group’s technologies and clinical trials such as payments to contract research organizations (“CRO”), investigators and clinical trial sites that conduct the clinical studies, (3) costs to develop the product candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses, and (4) other research and development expenses. Research and development expenses are charged to expense as incurred when these expenditures relate to the Group’s research and development services and have no alternative future uses.

The Group is required to estimate its expenses resulting from its obligations under contracts with vendors, consultants and CROs, in connection with conducting research and development activities. The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which the services are provided under such contracts. The Group reflects research and development expenses in the consolidated financial statements by matching those expenses with the period in which services and efforts are expended. The Group accounts for these expenses according to the progress of the preclinical or clinical study as measured by the timing of various aspects of the study or related activities and determines accrual estimates through reviewing the underlying contracts along with discussions with research and other key personnel as to the progress of studies, or other services being conducted. During the course of a study, the Group adjusts its expense recognition if actual results differ from its estimates.

Income tax

Income tax

The Group accounts for income taxes under the liability method in accordance with the regulations of the relevant tax jurisdictions. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted income tax rates expected to apply when the differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. A valuation allowance is recorded if it is more likely than not that some portion or all of a deferred income tax assets will not be realized in the foreseeable future.

The Group evaluates its uncertain tax positions using the provisions of ASC 740-10, Income Taxes, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the consolidated financial statements. The Group recognizes in the consolidated financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

For years ended December 31, 2023, 2024 and 2025, the Group did not have any material interest or penalties associated with tax positions nor did the Group have any significant uncertain tax benefits.

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Company did not have potential ordinary shares (e.g., stock options, non-vested restricted shares and other securities), which could potentially convert into ordinary shares and dilute basic earnings (loss) per share in the future.

Foreign currency transactions

Foreign currency transactions

The functional currency of the Company is the U.S. dollar. The Company’s subsidiaries determined their functional currency to be the local currency of the respective entities except for TSB which determined its functional currency to be the U.S. dollar based on the criteria of ASC 830, Foreign Currency Matters. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivable and payable are settled, are credited or charged to income in the period of conversion or settlement. At year-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are credited or charged to non-operating income or loss.

Translation of foreign currency financial statements

Translation of foreign currency financial statements

The reporting currency of the Group is the US dollar. Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts, except for the change in accumulated deficits, are translated at historical exchange rates at the date of entry to shareholders’ equity; the change in accumulated deficits uses historical exchange rates of each period’s statement of operations. Translation adjustments are reported as accumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in shareholders’ deficit.

Translation of amounts into USD has been made at the following exchange rates from Board of Governors of the Federal Reserve System:

Balance sheet items, except for equity accounts

December 31, 2025	RMB6.9931 to $1; NTD31.3700 to $1

December 31, 2024	RMB7.2993 to $1; NTD32.7900 to $1

Statement of operations and comprehensive loss, and cash flows items

For the year ended December 31, 2025	RMB7.1875 to $1; NTD31.1663 to $1

For the year ended December 31, 2024	RMB7.1957 to $1; NTD32.1064 to $1

For the year ended December 31, 2023	RMB7.0809 to $1; NTD31.1525 to $1

Comprehensive loss

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the consolidated financial statements expressed in USD is reported in other comprehensive loss in the consolidated statements of operations and comprehensive loss.

Concentration of risks

Concentration of risks

Concentration of suppliers

The following suppliers accounted for 10% or more of research and development expenses for the years ended December 31, 2023, 2024, and 2025:

	Years ended December 31,
	2023	2024	2025
Supplier
A	-	-	44%
B	*	*	31%
C	*	*	*
D	24%	27%	*
E	-	24%	-
F	22%	10%	*
G	15%	-	-
H	10%	-	-
*	Represents less than 10% of research and development expenses for the years ended December 31, 2023, 2024, and 2025.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of deposits and time deposits with original maturities more than three months.

In China, the insurance coverage of each financial institution is RMB 500 thousand. As of December 31, 2024 and 2025, all deposits at the financial institution incorporated in China were covered by the insurance, respectively.

In Taiwan, the insurance coverage of each financial institution is NTD 3,000 thousand. As of December 31, 2024 and 2025, the Group had $13 and $931 in uninsured deposits at the financial institutions incorporated in Taiwan, respectively.

In Hong Kong, the insurance coverage of each financial institution is HKD 800 thousand. As of December 31, 2024 and 2025, all deposits at the financial institution incorporated in Hong Kong were covered by the insurance, respectively.

In the United States of America, the insurance coverage of each financial institution is provided by the Federal Deposit Insurance Corporation (FDIC) up to USD 250 thousand and by the Securities Investor Protection Corporation (SPIC) up to a total of USD 500 thousand (including a USD 250 thousand limit for cash). As of December 31, 2024 and 2025, all deposits at the financial institution incorporated in the United States of America were covered by SPIC, respectively.

While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Recent accounting pronouncements

Recent adopted and issued accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses among other disclosure requirements. The amendment is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments will be applied retrospectively to all prior periods presented in the financial statements. The adoption of this standard has not had a material impact on the Group’s consolidated financial statements and disclosures (See Note19).

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This amendment incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Group does not expect the adoption of ASU 2023-06 to have a material impact on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures. The amendment requires that entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate. The amendment also requires disclosure of, on an annual basis, the year-to-date amount of income tax paid (net of refunds received) disaggregated by disaggregated by federal, state, and foreign jurisdictions, including additional disaggregated information on income taxes paid (net of refunds received) to an individual jurisdiction equal to or greater than 5% of total income taxes paid (net of refunds received). This amendment is effective for the Group’s consolidated financial statements issued for annual periods beginning after December 15, 2024. Early adoption is permitted. The Group adopted this standard on January 1, 2025. There was no material impact to the Group’s consolidated financial statements (See Note 13).

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendment requires that entities disclose the amounts of purchases of inventory, employee compensation, depreciation and intangible asset amortization, as applicable, included in certain expense captions in the consolidated statements of operations, as well as qualitatively describe remaining amounts included in those captions. The amendment also requires the entities disclose both the amount and their definition of selling expenses. In January 2025, the FASB issued ASU 2025-01, Clarifying the Effective Date. The amendments, as clarified by ASU 2025-01, are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendment is effective for fiscal years beginning after December 15, 2026 and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendment should be applied either prospectively to financial statements issued for reporting periods after the effective date of this amendment or retrospectively to any or all prior periods presented in the financial statements. The Group is currently evaluating the impact of adopting this amendment.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements. This amendment revises and supplements existing literature, addressing minor changes and corrections across 33 Accounting Standards Codification topics. The amendment is effective for fiscal years beginning after December 15, 2026. The Group is currently assessing the potential impact of adoption.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.